Segments of operations (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area

The accounting policies of the segment is the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	For the fiscal year ended June 30, 2026
	Gym Equipment	Total

Revenue	$5,609,615	$5,609,615
Cost of Goods Sold	(5,129,025)	(5,129,025)
Segment Gross Profit	480,590	480,590

Loss before taxes	$(17,275,818)	$(17,275,818)

Supplemental Segment Information:
Amortization of operating right of use assets	(434,880)	(434,880)
Depreciation expenses	(25,907)	(25,907)
Unrealized loss on digital assets	(2,819,151)	(2,819,151)
Realized loss on digital assets	(2,974,088)	(2,974,088)
Financing cost	(800,000)	(600,000)

Unrealized loss on investments in fund	(39,910)	(39,910)
Gain on fair value of convertible notes	3,681,139	3,681,139
Staking reward income	94,633	94,633
Loss on extinguishment of debts	(4,818,933)	(4,818,933)
Loss on issuance of derivative and common stock	(1,510,307)	(1,510,307)
Gain on change in fair value of derivative liability	66,754	66,754
Interest income	171,909	171,909
Interest expense	(1,204,645)	(1,204,645)

Total Assets	$71,456,618	$71,456,618

	For the fiscal year ended June 30, 2025
	Gym Equipment	Total

Revenue	$5,200,138	$5,200,138
Cost of Goods Sold	(3,157,996)	(3,157,996)
Segment Gross Profit	2,042,142	2,042,142

Loss before taxes	$(349,227)	$(349,227)

Supplemental Segment Information:
Amortization of operating right of use assets	(303,869)	(303,869)
Depreciation expense	(9,467)	(9,467)
Change in fair value of warrants	2,024,942	2,024,942
Loss on extinguishment of warrants	(285,346)	(285,346)
Financing cost	(600,000)	(600,000)
Realized gain on investments	50,675	50,675

Interest income	215,586	215,586
Interest expense	(114,006)	(114,006)

Total Assets	$11,395,509	$11,395,509

Geographic Information

The Company attributes revenue to geographic areas based on the principal place of business of its customers at the time revenue is recognized.

For the years ended June 30, 2026 and 2025, all of the Company’s revenues were generated from customers located in Australia. No revenues were generated from customers located in the United States.

The following table presents revenues by geographic area:

	For the fiscal year ended June 30
	2026	2025

United States	$-	$-
Australia	5,609,615	5,200,138
Total revenues	5,609,615	5,200,138

Schedule of Revenues by Geographic Area
	For the fiscal year ended June 30
	2026	2025

United States	$-	$-
Australia	5,609,615	5,200,138
Total revenues	5,609,615	5,200,138

Schedule of Long Lived Assets
	For the fiscal year ended June 30
	2026	2025

United States	$36,611,405	$-
Australia	6,009,112	1,806,000
Total long-lived assets	42,620,517	1,806,000